UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the end at Dec. 31, 2020		$ 317	$ 24,683	$ (1,000)	$ 24,000
Balance at the end (in shares) at Dec. 31, 2020		3,162,500
Balance at the beginning at Jun. 23, 2020		$ 0	0	0	0
Balance at the beginning (in shares) at Jun. 23, 2020		0
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Stock Issued During Period, Value, New Issues	[1],[2]	$ 317	24,683	0	25,000
Net income (loss)			0	(1,000)	(1,000)
Balance at the end at Dec. 31, 2020		$ 317	24,683	(1,000)	24,000
Balance at the end (in shares) at Dec. 31, 2020		3,162,500
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Net income (loss)					(834)
Balance at the end at Jun. 30, 2021		$ 317	24,683	(1,834)	23,166
Balance at the end (in shares) at Jun. 30, 2021		3,162,500
Balance at the beginning at Dec. 31, 2020		$ 317	24,683	(1,000)	24,000
Balance at the beginning (in shares) at Dec. 31, 2020		3,162,500
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Accretion of common stock to redemption amount			15,077,329	2,934,160	18,011,489
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)			15,052,646	0	15,052,646
Net income (loss)			0	1,910,487	1,910,487
Balance at the end at Dec. 31, 2021		$ 317	0	(1,024,673)	(1,024,356)
Balance at the end (in shares) at Dec. 31, 2021		3,162,500
Balance at the beginning at Mar. 31, 2021		$ 317	24,683	(1,000)	24,000
Balance at the beginning (in shares) at Mar. 31, 2021		3,162,500
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Net income (loss)				(834)	(834)
Balance at the end at Jun. 30, 2021		$ 317	24,683	(1,834)	23,166
Balance at the end (in shares) at Jun. 30, 2021		3,162,500
Balance at the beginning at Dec. 31, 2021		$ 317	0	(1,024,673)	(1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021		3,162,500
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Net income (loss)				1,191,840	1,191,840
Balance at the end at Mar. 31, 2022		$ 317		167,167	167,484
Balance at the end (in shares) at Mar. 31, 2022		3,162,500
Balance at the beginning at Dec. 31, 2021		$ 317	$ 0	(1,024,673)	(1,024,356)
Balance at the beginning (in shares) at Dec. 31, 2021		3,162,500
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Net income (loss)					621,507
Balance at the end at Jun. 30, 2022		$ 317		(403,166)	(402,849)
Balance at the end (in shares) at Jun. 30, 2022		3,162,500
Balance at the beginning at Mar. 31, 2022		$ 317		167,167	167,484
Balance at the beginning (in shares) at Mar. 31, 2022		3,162,500
Increase (Decrease) in Stockholders' Equity (DEFICIT)
Net income (loss)				(570,333)	(570,333)
Balance at the end at Jun. 30, 2022		$ 317		$ (403,166)	$ (402,849)
Balance at the end (in shares) at Jun. 30, 2022		3,162,500

[1]	Includes up to 412,500 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. On August 18, 2021, the underwriters’ exercised the over-allotment option in full, thus these shares are no longer subject to forfeiture (see Note 6).
[2]	On March 4, 2021, the Company effected a 2.875-for-1 stock split, resulting in 2,875,000 shares of common stock outstanding (see Note 5). On August 10, 2021, the Company effectuated a 1.1-for-1 stock split, resulting in an aggregate of 3,162,500 shares of common stock outstanding (see Note 5). All share and per-share amounts have been retroactively restated to reflect the two stock splits.